April 1, 2005


                                CUTLER VALUE FUND
                                -----------------

                          A series of The Cutler Trust

                 SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 1, 2004

     The Prospectus, dated November 1, 2004, of the Cutler Value Fund (the "Fund") is hereby amended to reflect the following new information:

     The fee table and prefatory text appearing immediately under the caption entitled "Fee Table" on page 5 of the prospectus is hereby deleted in its entirety and replaced as follows:

The following tables describe the various fees and expenses that you will bear if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed
  on Purchases ..............................................  None
Maximum Deferred Sales Charge (Load) ........................  None
Maximum Sales Charge (Load) Imposed on
  Reinvested Distributions ..................................  None
Redemption Fee ..............................................  None
Exchange Fee ................................................  None

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from Fund assets)
Advisory Fees ............................................... 0.75%
Shareholder Services Fees ................................... 0.01%
Other Expenses .............................................. 0.67%
TOTAL ANNUAL FUND OPERATING EXPENSES ........................ 1.43%(2)


(1) Based on amounts incurred during the Fund's last fiscal year ended June 30, 2004 stated as a percentage of net assets.

(2) The Adviser has agreed to voluntarily waive fees and/or reimburse the Fund's expenses to the extent necessary to limit the Fund's Total Annual Fund Operating Expenses to 1.35%. This voluntary waiver may be reduced or eliminated at any time.



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New Administrator/Transfer Agent, Distributor and Custodian
-----------------------------------------------------------
     Effective April 18, 2005, Ultimus Fund Solutions, LLC is the new administrator and transfer agent of the Fund and Ultimus Fund Distributors, LLC is the new principal underwriter of the Fund. In addition, US Bank has been appointed as the new custodian of the Fund's portfolio securities and other assets.

Address of Fund
---------------
     Beginning April 18, 2005, inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares of the Fund should be addressed to:

     REGULAR MAIL                              EXPRESS/OVERNIGHT MAIL
     The Cutler Trust                          The Cutler Trust
     c/o Ultimus Fund Solutions, LLC           c/o Ultimus Fund Solutions, LLC
     P.O. Box 46707                            225 Pictoria Drive, Suite 450
     Cincinnati, Ohio 45246-0707               Cincinnati, Ohio 45246

     For persons desiring to invest in the Fund by bank wire, your bank should use the following new wire instructions beginning April 18, 2005:

                  US Bank
                  ABA #042000013
                  For credit to: Cutler Value Fund
                  Account #: 130107147717
                  For further credit to:  [shareholder's name and account #]

     For further information concerning purchases or redemptions of Fund shares, see "Buying Shares" and "Selling Shares" in the Prospectus.

Toll-Free Number
----------------
     The  Fund's   toll-free   number  has  not   changed.   Continue   to  call
1-888-288-5374 for information or assistance.